FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap in asset position			$ 16,977	$ 15,642
Fair value of swap in short-term liabilities			6,316	3,017
Fair value of swap in long-term asset			10,661	12,625
Effective portion of unrealized gains recorded in OCI			323	1,504
Gain (loss) of hedge on operations			5,252	8,816
Long term bank deposit amount			12,500	12,500
Marketable securities	[1]		188,967	176,070
Short term deposit			310,230	215,609
Investment income (expense)			358	5,270
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss expected to be reclassified into earnings currently recorded as other comprehensive income, as a result of the maturity of currently held forward exchange contracts		$ 533
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount			40,000	36,000
Fair value of derivative liabilities			150	318
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures			107,000	140,000
Carrying amount			102,000	132,000
Fair value liability face amount			51,000	48,000
Fair value of derivative assets			$ 5,143	$ 167

[1]	Marketable securities are available-for-sale securities and included amortized cost of $187,719 and $173,817 as of December 31, 2020 and 2019, respectively. The balance as of December 31, 2020 included an allowance for credit losses of $57.